Financial Information as per operating segments (Details 1) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement [Line Items]
Net sales		$ 1,822,540,697		$ 1,783,282,337		$ 1,698,360,794
Cost of sales		(908,318,190)		(860,011,392)		(798,738,655)
Gross margin		914,222,507		923,270,945		899,622,139
MSD&A		(704,571,238)		(681,575,822)		(668,783,480)
Adjusted operating result		233,965,051		472,751,376		227,177,411
Equity and income of associates and joint ventures		(16,431,759)		(10,815,520)		(8,914,097)
Foreign currency exchange differences		(9,054,155)		3,299,657		(2,563,019)
Results as per adjustment units		(8,255,001)
Other gains (losses)		3,156,799		4,029,627		(7,716,791)
Income before taxes		185,621,574		458,211,348		196,474,395
Tax income (expense)		(39,975,914)		(136,126,817)		(48,365,976)
Net income for year		145,645,660		322,084,531		148,108,419
Non-controlling interests		15,503,968		15,193,739		18,501,066
Depreciation and amortization		105,020,934		93,289,194		92,199,504
ORBDA		335,829,186
Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		1,789,547,058		1,756,252,630	[1]	1,678,397,181
Other income		32,993,639		27,029,707	[2]	19,963,613
Sales revenue between segments		0		0	[1]	0
Net sales		$ 1,822,540,697		$ 1,783,282,337	[1]	$ 1,698,360,794
Change %		2.20%		5.00%	[1]	0.00%
Cost of sales		$ (908,318,190)		$ (860,011,392)	[1]	$ (798,738,655)
% of Net sales		49.80%		48.20%	[1]	47.00%
Gross margin		$ 914,222,507		$ 923,270,945	[1]	$ 899,622,139
% of Net sales		50.20%		51.80%	[1]	53.00%
MSD&A		$ (704,571,238)	[3]	$ (681,575,822)	[1]	$ (668,783,480)	[3]
% of Net sales		38.70%		38.20%	[1]	39.40%
Other operating income (expenses)		$ 21,156,983		$ 227,026,626	[1]	$ 4,055,543
Adjusted operating result		$ 230,808,252	[4]	$ 468,721,749	[1]	$ 234,894,202	[4]
Change %		(50.80%)		99.50%	[1]	0.00%
% of Net sales		12.70%		26.30%	[1]	13.80%
Net financial expense		$ (14,602,562)		$ (7,766,206)	[1]	$ (19,115,361)
Equity and income of associates and joint ventures		(16,431,759)		(10,815,520)	[1]	(8,914,097)
Foreign currency exchange differences		(9,054,155)		3,299,657	[1]	(2,563,019)
Results as per adjustment units				742,041	[1]	(110,539)
Other gains (losses)		3,156,799		4,029,627	[1]	(7,716,791)
Income before taxes		185,621,574		458,211,348	[1]	196,474,395
Tax income (expense)		(39,975,914)		(136,126,817)	[1]	(48,365,976)
Net income for year		145,645,660		322,084,531	[1]	148,108,419
Non-controlling interests		15,503,968		15,193,739	[1]	18,501,066
Net income attributable to equity holders of the parent		130,141,692		306,890,792	[1]	129,607,353
Depreciation and amortization		105,020,934		93,289,194	[1]	92,199,504
ORBDA		$ 335,829,186	[5]	$ 562,010,943	[1]	$ 327,093,706	[5]
Change %		(40.20%)		71.80%	[1]	0.00%
% of Net sales		18.40%		31.50%	[1]	19.30%
Chile [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		$ 1,134,048,629		$ 1,080,974,052		$ 1,020,763,055
Other income		16,438,937		15,754,493		14,667,777
Sales revenue between segments		13,816,469		12,845,646		11,688,658
Net sales		$ 1,164,304,035		$ 1,109,574,191		$ 1,047,119,490
Change %		4.90%		6.00%		0.00%
Cost of sales		$ (540,048,331)		$ (501,255,744)		$ (483,604,499)
% of Net sales		46.40%		45.20%		46.20%
Gross margin		$ 624,255,704		$ 608,318,447		$ 563,514,991
% of Net sales		53.60%		54.80%		53.80%
MSD&A	[3]	$ (429,093,171)		$ (407,242,869)		$ (383,169,121)
% of Net sales		36.90%		36.70%		36.60%
Other operating income (expenses)		$ 5,266,475		$ 1,586,173		$ 2,438,416
Adjusted operating result	[4]	$ 200,429,008		$ 202,661,751		$ 182,784,286
Change %				10.90%		0.00%
% of Net sales		17.20%		18.30%		17.50%
Net financial expense		$ 0		$ 0		$ 0
Equity and income of associates and joint ventures		0		0		0
Foreign currency exchange differences		0		0		0
Results as per adjustment units		0		0		0
Other gains (losses)		0		0		0
Depreciation and amortization		66,301,914		63,148,804		64,807,818
ORBDA	[5]	$ 266,730,922		$ 265,810,555		$ 247,592,104
Change %		0.30%		7.40%		0.00%
% of Net sales		22.90%		24.00%		23.60%
International Business [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		$ 452,267,652		$ 473,972,819	[6]	$ 457,178,413
Other income		11,724,538		9,404,839	[6]	2,740,533
Sales revenue between segments		495,259		548,184	[6]	398,100
Net sales		$ 464,487,449		$ 483,925,842	[6]	$ 460,317,046
Change %		(4.00%)		5.10%	[6]	0.00%
Cost of sales		$ (248,880,925)		$ (230,068,601)	[6]	$ (190,387,412)
% of Net sales		53.60%		47.50%	[6]	41.40%
Gross margin		$ 215,606,524		$ 253,857,241	[6]	$ 269,929,634
% of Net sales		46.40%		52.50%	[6]	58.60%
MSD&A		$ (210,155,693)	[3]	$ (210,591,361)	[6]	$ (225,341,789)	[3]
% of Net sales		45.20%		43.50%	[6]	49.00%
Other operating income (expenses)		$ 14,201,709		$ 223,078,626	[6]	$ 678,153
Adjusted operating result		$ 19,652,540	[4]	$ 266,344,506	[6]	$ 45,265,998	[4]
Change %		(92.60%)		488.40%	[6]	0.00%
% of Net sales		4.20%		55.00%	[6]	9.80%
Net financial expense		$ 0		$ 0	[6]	$ 0
Equity and income of associates and joint ventures		0		0	[6]	0
Foreign currency exchange differences		0		0	[6]	0
Results as per adjustment units		0		0	[6]	0
Other gains (losses)		0		0	[6]	0
Depreciation and amortization		27,077,745		19,798,708	[6]	15,568,301
ORBDA		$ 46,730,285	[5]	$ 286,143,214	[6]	$ 60,834,299	[5]
Change %		(83.70%)		370.40%	[6]	0.00%
% of Net sales		10.10%		59.10%	[6]	13.20%
Wines [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		$ 203,230,777		$ 201,305,759		$ 200,455,713
Other income		3,806,545		4,190,594		3,105,064
Sales revenue between segments		5,284,436		1,022,378		893,005
Net sales		$ 212,321,758		$ 206,518,731		$ 204,453,782
Change %		2.80%		1.00%		0.00%
Cost of sales		$ (128,763,785)		$ (133,271,578)		$ (126,244,373)
% of Net sales		60.60%		64.50%		61.70%
Gross margin		$ 83,557,973		$ 73,247,153		$ 78,209,409
% of Net sales		39.40%		35.50%		38.30%
MSD&A	[3]	$ (55,595,811)		$ (52,408,689)		$ (53,941,735)
% of Net sales		26.20%		25.40%		26.40%
Other operating income (expenses)		$ 515,019		$ 1,828,938		$ 251,765
Adjusted operating result	[4]	$ 28,477,181		$ 22,667,402		$ 24,519,439
Change %		25.60%		(7.60%)		0.00%
% of Net sales		13.40%		11.00%		12.00%
Net financial expense		$ 0		$ 0		$ 0
Equity and income of associates and joint ventures		0		0		0
Foreign currency exchange differences		0		0		0
Results as per adjustment units		0		0		0
Other gains (losses)		0		0		0
Depreciation and amortization		9,826,148		7,935,006		7,505,440
ORBDA	[5]	$ 38,303,329		$ 30,602,408		$ 32,024,879
Change %		25.20%		(4.40%)		0.00%
% of Net sales		18.00%		14.80%		15.70%
Other Segments [Member]
Statement [Line Items]
Depreciation and amortization	[7]	$ 1,815,127		$ 2,406,676		$ 4,317,945
Other Segments [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		0		0	[6]	0
Other income		1,023,619		(2,320,219)	[6]	(549,761)
Sales revenue between segments		(19,596,164)		(14,416,208)	[6]	(12,979,763)
Net sales		(18,572,545)		$ (16,736,427)	[6]	$ (13,529,524)
Change %				0.00%	[6]	0.00%
Cost of sales		$ 9,374,851		$ 4,584,531	[6]	$ 1,497,629
% of Net sales		0.00%		0.00%	[6]	0.00%
Gross margin		$ (9,197,694)		$ (12,151,896)	[6]	$ (12,031,895)
% of Net sales		0.00%		0.00%	[6]	0.00%
MSD&A		$ (9,726,563)	[3]	$ (11,332,903)	[6]	$ (6,330,835)	[3]
% of Net sales		0.00%		0.00%	[6]	0.00%
Other operating income (expenses)		$ 1,173,780		$ 532,889	[6]	$ 687,209
Adjusted operating result		$ (17,750,477)	[4]	$ (22,951,910)	[6]	$ (17,675,521)	[4]
Change %				0.00%	[6]	0.00%
% of Net sales		0.00%		0.00%	[6]	0.00%
Net financial expense		$ 0		$ 0	[6]	$ 0
Equity and income of associates and joint ventures		0		0	[6]	0
Foreign currency exchange differences		0		0	[6]	0
Results as per adjustment units		0		0	[6]	0
Other gains (losses)		0		0	[6]	0
Depreciation and amortization		1,815,127		2,406,676	[6]	4,317,945
ORBDA	[5]	$ (15,935,350)		$ (20,545,234)	[6]	$ (13,357,576)
Change %				0.00%	[6]	0.00%
% of Net sales		0.00%		0.00%	[6]	0.00%

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.
[2]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.
[3]	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
[4]	Adjusted operating result (for management purposes we have defined as Net income before other gains (losses), net financial expense, equity and income of joint venture, foreign currency exchange differences, result as per adjustment units and income taxes).
[5]	ORBDA (for management purpose we have defined as Adjusted Operating Result before Depreciation and Amortization).
[6]	The net impact, related to early termination of Budweiser license, on International Business Operating segment earnings was a one-time gain of ThCh$ 211,228,960 in ORBDA and a loss in Other for an amount of ThCh$ 2,386,517.
[7]	Includes depreciation and amortization corresponding to the Corporate Support Units.